Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 459,452	$ 457,963
Accumulated Amortization	(369,155)	(350,689)
Net Book Value	90,297	107,274
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	299,100	299,100
Accumulated Amortization	(248,197)	(236,375)
Net Book Value	50,903	62,725
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,739	10,127
Accumulated Amortization	(6,510)	(5,752)
Net Book Value	5,229	4,375
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,235	26,212
Accumulated Amortization	(19,933)	(19,067)
Net Book Value	6,302	7,145
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	102,837	102,984
Accumulated Amortization	(75,116)	(70,353)
Net Book Value	27,721	32,631
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,541	19,540
Accumulated Amortization	(19,399)	(19,142)
Net Book Value	$ 142	$ 398